Property, plant and equipment - Accumulated depreciation and impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 19,399
Property, plant and equipment at end of the period	20,402	€ 19,399
Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	568
Property, plant and equipment at end of the period	€ 560	568
Freehold buildings | Bottom of range [member]
Property, plant and equipment
Useful lives, property, plant and equipment	25 years
Freehold buildings | Maximum [Member]
Property, plant and equipment
Useful lives, property, plant and equipment	50 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 18,831
Property, plant and equipment at end of the period	19,842	18,831
Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Assets in the course of construction	€ 520	583
Network infrastructure and other | Bottom of range [member]
Property, plant and equipment
Useful lives, property, plant and equipment	1 year
Network infrastructure and other | Maximum [Member]
Property, plant and equipment
Useful lives, property, plant and equipment	35 years
Discontinued Operations
Reconciliation of property, plant and equipment
Charge for the year	€ 0	988
Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	59,758	76,457
Exchange movements	(376)	(1,909)
Additions	4,474	4,787
Disposals	(917)	(2,085)
Transfer to assets held for sale		(18,969)
Hyperinflation impacts	1,177	1,385
Other	266	92
Property, plant and equipment at end of the period	64,382	59,758
Cost | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	1,557	1,997
Exchange movements	5	(31)
Additions	27	34
Disposals	(13)	(15)
Transfer to assets held for sale		(439)
Hyperinflation impacts	5	9
Other	(16)	2
Property, plant and equipment at end of the period	1,565	1,557
Assets in the course of construction	15	4
Cost | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	58,201	74,460
Exchange movements	(381)	(1,878)
Additions	4,447	4,753
Disposals	(904)	(2,070)
Transfer to assets held for sale		(18,530)
Hyperinflation impacts	1,172	1,376
Other	282	90
Property, plant and equipment at end of the period	62,817	58,201
Assets in the course of construction	1,355	1,401
Cost | Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Assets in the course of construction	1,653	1,623
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(40,359)	(50,563)
Exchange movements	304	1,265
Charge for the year	3,874	4,870
Disposals	881	2,054
Transfer to assets held for sale		12,794
Hyperinflation impacts	(851)	(1,039)
Other	81
Property, plant and equipment at end of the period	(43,980)	(40,359)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(989)	(1,240)
Exchange movements	(4)	7
Charge for the year	36	56
Disposals	14	15
Transfer to assets held for sale		287
Hyperinflation impacts	(2)	(2)
Other	(12)
Property, plant and equipment at end of the period	(1,005)	(989)
Accumulated depreciation, amortisation and impairment [member] | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	(39,370)	(49,323)
Exchange movements	308	1,258
Charge for the year	3,838	4,814
Disposals	867	2,039
Transfer to assets held for sale		12,507
Hyperinflation impacts	(849)	(1,037)
Other	93
Property, plant and equipment at end of the period	(42,975)	(39,370)
Accumulated depreciation, amortisation and impairment [member] | Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Assets in the course of construction	€ 1,133	€ 1,040